Note 11 - Investments in Unconsolidated Entities - Equity Values, Timing and Probabilities (Details) - PWERM [member] $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Financial forecast of cash inflows (outflows) from initial public offering [member]
Statement Line Items [Line Items]
Time to exit		1.5
Measurement input	0.72	0.30
Financial forecast of cash inflows (outflows) from initial public offering [member] | Bottom of range [member]
Statement Line Items [Line Items]
Equity value	$ 2,900	$ 2,100
Time to exit	1
Financial forecast of cash inflows (outflows) from initial public offering [member] | Top of range [member]
Statement Line Items [Line Items]
Equity value	$ 8,000	$ 5,000
Time to exit	3
Financial forecast of cash inflows (outflows) from sales transactions, measurement input [member]
Statement Line Items [Line Items]
Measurement input	0.08	0.50
Financial forecast of cash inflows (outflows) from sales transactions, measurement input [member] | Bottom of range [member]
Statement Line Items [Line Items]
Equity value	$ 3,500	$ 2,000
Time to exit	1	1
Financial forecast of cash inflows (outflows) from sales transactions, measurement input [member] | Top of range [member]
Statement Line Items [Line Items]
Equity value	$ 7,500	$ 5,000
Time to exit	3	1.5
Financial forecast of cash inflows (outflows) from dissolution, measurement input [member]
Statement Line Items [Line Items]
Equity value	$ 234	$ 400
Time to exit	3	1.5
Measurement input	0.10	0.10
Financial forecast of cash inflows (outflows) from Redemption, measurement input [member]
Statement Line Items [Line Items]
Equity value	$ 1,000	$ 1,000
Time to exit	3	1.5
Measurement input	0.10	0.10